Nature of Business and Organization (Details) - Schedule of Details of Group’s Principal Subsidiaries	6 Months Ended
Jun. 30, 2024
Powerbridge Holding Limited (“Powerbridge HK”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 27, 2018
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Boxinrui International Holdings Limited (“Boxinrui”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Aug. 05, 2021
Place of Incorporation	BVI
Major Operation	Investment holding
Hongding Technology Co., Ltd (“Hongding”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Hong Kong Hongyi Holdings Limited(“Hongyi”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Apr. 24, 2023
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Oct. 01, 2021
Place of Incorporation	Singapore
Major Operation	Management consultancy services
Powercrypto Inc [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Apr. 05, 2022	[1]
Place of Incorporation	USA	[1]
Major Operation	Management consultancy services	[1]
X3 HOLDINGS PTE. LTD. (“X3 HOLDINGS”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Nov. 08, 2023
Place of Incorporation	Singapore
Major Operation	Investment holding
Powerbridge High Technologies Holding Co., Ltd [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jan. 11, 2023
Place of Incorporation	Macau
Major Operation	Investment holding
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Oct. 30, 1997
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Aug. 17, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jan. 21, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Powerbridge Digital Trade (HK) Co., Limited [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	51.00%
Date of Incorporation	Jun. 26, 2023
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
SmartConn Co.Limited(“SmartConn”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	50.99%
Date of Incorporation	Dec. 14, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Nov. 30, 2021
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Jul. 28, 2020	[1]
Place of Incorporation	the PRC	[1]
Major Operation	Software application and technology services	[1]
Hongxi Data Technology Co., Ltd. [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	70.00%
Date of Incorporation	Feb. 08, 2021
Place of Incorporation	Macau
Major Operation	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	60.00%
Date of Incorporation	Jul. 21, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	51.00%
Date of Incorporation	Apr. 25, 2021
Place of Incorporation	the PRC
Major Operation	software application and technology services
Hunan Powerverse Digital Co., Ltd. [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	51.00%
Date of Incorporation	Mar. 09, 2023	[2]
Place of Incorporation	the PRC	[2]
Major Operation	Software application and technology services	[2]
Metafusion Digital Co., Ltd (“Metafusion”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	66.00%
Date of Incorporation	Feb. 15, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Shanghai Stamp Technolog Co., Ltd. [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Dec. 09, 2018
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”) [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	90.00%
Date of Incorporation	Jan. 07, 2020
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Xingtai Ningyao Technology Co., Ltd. [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Dec. 17, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Guangdong Hongqiao Digital Technology Co., Ltd. [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	51.00%
Date of Incorporation	Nov. 28, 2023
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Shenzhen Hongchuangxin Technology Co., Ltd. [Member]
Schedule of Details of Group’s Principal Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Date of Incorporation	Oct. 31, 2022
Place of Incorporation	the PRC
Major Operation	Trading

[1]	Honghao was deregistered on August 19, 2024
[2]	Hunan Powerverse Digital Co., Ltd. was deregistered on August 19, 2024